Cash and cash equivalents	3 Months Ended
Mar. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

5. Cash and cash equivalents

As of March 31, 2019 and December 31, 2018, cash and cash equivalents are as follows:

Cash and cash equivalents
in € THOUS
	March 31,	December 31,
	2019	2018
Cash	705.731	831.885
Securities and time deposits	253.057	1.313.747
Cash and cash equivalents	958.788	2.145.632

The cash and cash equivalents disclosed in the table above, and in the consolidated statements of cash flows, include at March 31, 2019 an amount of €5,740 (December 31, 2018: €5,002) from collateral requirements towards an insurance company in North America that are not available for use.